SHARE-BASED COMPENSATION - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Cost of revenue	$ 692	$ 290	$ 98
Research and development	1,337	349	184
Selling and marketing	1,336	524	348
General and administrative	2,061	743	305
Total	$ 5,426	$ 1,906	$ 935